Right Of Use Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Right Of Use Asstes

14	RIGHT-OF-USE ASSETS

Office space
S$’000
Cost:
At January 1, 2020	38,765
Additions	22,837
Expired and early termination	(8,707)
Currency alignment	391

At December 31, 2020	53,286
Additions	6,863
Expired and early termination	(1,902)
Lease modification	16,128
Currency alignment	(2,365)

At December 31, 2021	72,010

Accumulated depreciation:
At January 1, 2020	15,925
Depreciation for the year	14,018
Expired and early termination	(6,008)
Currency alignment	130

At December 31, 2020	24,065
Depreciation for the year	17,768
Expired and early termination	(1,902)
Currency alignment	(1,081)

At December 31, 2021	38,850

Carrying amount:
At December 31, 2020	29,221

At December 31, 2021	33,160

Amount recognized in profit and loss

	2021	2020	2019
	S$’000	S$’000	S$’000
Depreciation expense on right-of-use assets	17,768	14,018	10,842
Interest expense on lease liabilities (Note 24)	1,529	1,559	1,383
Expenses relating to lease of low value assets	3,562	2,027	1,344

The Group leases office space with lease term ranging from 1 to 5 years. At December 31, 2021, the total cash outflow for leases amount to S$19.6 million (2020: S$14.7 million, 2019: S$11.6 million).